SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  _________

                                  FORM 10-D

  Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d)
                                   of the
                         Securities Exchange Act of 1934

                           ________________________

For the distribution period from June 2, 2007 to July 1, 2007

Commission File Number of issuing entity: 333-137018-17


                        First Horizon ABS Trust 2007-HE1

                        ________________________________

           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-137018


                      First Horizon Asset Securities Inc.

                        ________________________________

             (Exact name of depositor as specified in its charter)


   First Tennessee Bank National Association, a national banking association

                        ________________________________

              (Exact name of sponsor as specified in its charter)


                  Delaware                                        75-2808384
_____________________________________________               ____________________
(State or other jurisdiction of incorporation               (I.R.S. Employer
   or organization of the issuing entity)                     Identification
                                                                  No.)

        4000 Horizon Way, Irving, TX                               75063
_____________________________________________               ____________________
(Address of principal executive offices of                        (Zip Code)
           the issuing entity)


                                  214-441-4000

________________________________________________________________________________
                    (Telephone number, including area code)







Title of Class  Registered/reporting pursuant to (check one)  Name of exchange

    	 Section 12(b)   Section 12(g)   Section 15(d)       (If Section 12(b))

Note	[            ]	[            ]	[      X      ]
Trnsf.Int	[            ]	[            ]	[      X      ]


Indicate by check mark if the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days

Yes   X		No
    ______       ______


Part I - Distribution Information

Item	1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from June 2, 2007 to July 1, 2007 is provided below and in monthly statement attached as Exhibit 99.1 to this Form 10-D.



Distributions were made by the Trustee (on behalf of the issuing entity) to

Certificateholders pursuant to the Pooling and Servicing Agreement dated

June 1, 2007, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to

Certificateholders attached here to as Exhibit 99.1) are used as defined in the

Pooling and Servicing Agreement.



See the Pooling and Servicing Agreement, and the Prospectus Supplement dated

June 19, 2007, filed with the Commission on June 21, 2007, pursuant to

Rule 424(b)(5) of the Securities Act for a description of transaction parties,

calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.



Part II - Other Information

Item 2. Legal Proceeding.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Default Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Securityholders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
The consolidated financial statements of Financial Security Assurance Inc. and its subsidiaries ("FSA") are incorporated herein by reference to Exhibit 99.2 of the Quarterly Report on Form 10-Q filed by Financial Security Assurance Holdings LTD (File No. 1-12644) with the SEC on November 13, 2006

Item 8. Other Information.
None.



Item 9. Exhibits.


Exhibit No.  Description
__________   ___________

99.1    Monthly Statement furnished to Certificateholders

99.2	Copy of the consolidated financial statements of Financial Security
Assurance Inc. and its subsidiaries (incorporated herein by reference to Exhibit 99.2 of the Quarterly Report on Form 10-Q filed by Financial Security Assurance Holdings LTD (File No. 1-12644) with the SEC on November 13, 2006)













                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Master Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned thereunto duly authorized.





                          By: First Tennessee Bank National Association, a national banking association
                          By:


                          By:     Terry Renoux
                                ______________________
                          Name:   Terry Renoux
                          Title:  President, Consumer Finance



Dated: July 25, 2007













                                 EXHIBIT INDEX



Exhibit

99.1 Monthly Statement to Certificateholders

99.2	Copy of the consolidated financial statements of Financial Security
Assurance Inc. and its subsidiaries (incorporated herein by reference to Exhibit 99.2 of the Quarterly Report on Form 10-Q filed by Financial Security Assurance Holdings LTD (File No. 1-12644) with the SEC on November 13, 2006)